Huntington Funds
Huntington Macro 100 Fund
Huntington VA Macro 100 Fund
Investment A Shares, Investment B Shares, Trust Shares
Supplement to current Prospectuses dated May 1, 2008

Effective September 1, 2008, Laffer Investments, Inc. (“Laffer”) no longer serves as sub-advisor to the Huntington Macro 100 Fund and the Huntington VA Macro 100 Fund (together, the “Funds”).  Huntington Asset Advisors, Inc. (“HAA”) continues to be the Funds’ advisor, and B. Randolph Bateman has assumed portfolio management duties for the Funds. On that date, Laffer became a consultant to HAA, and now furnishes quantitative statistical appraisals of issuers, other statistical and factual information, and guidance regarding economic factors and trends to HAA for its use in managing the Funds. As sub-advisor, Laffer received a fee from HAA of 0.50% of average daily net assets of the Huntington Macro 100 Fund and a fee of 0.40% of average daily net assets of Huntington VA Macro 100 Fund. In its new role as consultant to HAA, Laffer is paid a fee equal to 0.05% of average daily net assets of the Funds by HAA.

In light of the above information, please make the following changes to your respective prospectuses:

1. In the “Fund Summary, Investment Strategies and Risks” sections for Macro 100 Fund and VA Macro   100 Fund, delete references to Laffer and replace references to “Sub-Advisor” with “Advisor.”

2. Delete all references to Laffer, Arthur B. Laffer and/or Arthur B. Laffer, Jr. in the “Management of the Trust” and “Advisory Services” sections and on the back cover page.

3. Mr. Bateman is primarily responsible for the day-to-day management of the Funds’ portfolios. Since Mr. Bateman currently serves as portfolio manager on other Huntington funds, his biography is included in your prospectuses in the “Management of the Trust” section. Please add the following sentence to Mr. Bateman’s biography in your respective prospectuses: “Mr. Bateman has served as Portfolio Manager of the [Macro 100 Fund/VA Macro 100 Fund] since September 2008.”

September 4, 2008

CUSIP 446327330
CUSIP 446327322
CUSIP 446327314
CUSIP 446771875
38999 (9/08)

Huntington Funds
Huntington Macro 100 Fund
Huntington VA Macro 100 Fund
Investment A Shares, Investment B Shares, Trust Shares
Supplement to current Statements of Additional Information dated May 1, 2008

Effective September 1, 2008, Laffer Investments, Inc. (“Laffer”) no longer serves as sub-advisor to the Huntington Macro 100 Fund and the Huntington VA Macro 100 Fund (together, the “Funds”).  Huntington Asset Advisors, Inc. (“HAA”) continues to be the Funds’ advisor, and B. Randolph Bateman has assumed portfolio management duties for the Funds. On that date, Laffer became a consultant to HAA, and now furnishes quantitative statistical appraisals of issuers, other statistical and factual information, and guidance regarding economic factors and trends to HAA for its use in managing the Funds. As sub-advisor, Laffer received a fee from HAA of 0.50% of average daily net assets of the Huntington Macro 100 Fund and a fee of 0.40% of average daily net assets of Huntington VA Macro 100 Fund. In its new role as consultant to HAA, Laffer is paid a fee equal to 0.05% of average daily net assets of the Funds by HAA.

In light of the above information, please delete all references to Laffer, Arthur B. Laffer and/or Arthur B. Laffer, Jr. in your Statement of Additional Information sub-sections entitled “Who Manages and Provides Services to the Funds – Sub-Advisor” and “Who Manages and Provides Services to the Funds – Portfolio Manager Information.”

Also, please add the following to the sub-section “Who Manages and Provides Services to the Funds – Portfolio Manager Information” in your respective Statements of Additional Information:

“Macro 100 Fund

The following information about the Fund’s Portfolio Manager is provided as of July 31, 2008.

Other Accounts Managed by B. Randolph Bateman	Total Number of OtherAccounts Managed/Total Assets*
Registered Investment Companies	5 funds/ $306,730,511
Other Pooled Investment Vehicles	None
Other Accounts	31/ $529,776,106
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.”

“VA Macro 100 Fund

The following information about the Fund’s Portfolio Manager is provided as of July 31, 2008.

Other Accounts Managed by B. Randolph Bateman	Total Number of OtherAccounts Managed/Total Assets*
Registered Investment Companies	5 funds/ $321,366,647
Other Pooled Investment Vehicles	None
Other Accounts	31/ $529,776,106
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.”

Please replace the second to last sentence in Mr. Bateman’s compensation disclosure with the following sentence: “Mr. Bateman is eligible for annual awards of cash, stock options and restricted stock units on the Bank’s holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.”

September 4, 2008

CUSIP 446327330
CUSIP 446327322
CUSIP 446327314
CUSIP 446771875
39000 (9/08)